Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000218632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class R6/JABUX)
Average Annual Return, Percent	4.97%	0.92%	2.92%
C000218631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class I/JABTX)
Average Annual Return, Percent	4.85%	0.82%	2.87%
C000218634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class C/JABOX)
Average Annual Return, Percent	2.83%	(0.03%)	2.44%
C000218633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class A/JABWX)
Average Annual Return, Percent	0.33%	(0.22%)	2.35%
C000008940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class 1/JIGDX)
Average Annual Return, Percent	4.93%	0.85%	2.89%
C000085587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class A/JIPAX)
Average Annual Return, Percent	0.75%	0.93%	2.22%
C000085588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class C/JIPCX)
Average Annual Return, Percent	3.20%	1.03%	1.92%
C000085589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class I/JIPIX)
Average Annual Return, Percent	5.24%	2.05%	2.94%
C000027206 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class NAV/JHSEX)
Average Annual Return, Percent	5.46%	2.18%	3.07%
C000113502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class R2/JIPPX)
Average Annual Return, Percent	4.84%	1.68%	2.56%
C000106458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class R6/JIPRX)
Average Annual Return, Percent	5.35%	2.18%	3.06%
C000106468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)
Average Annual Return, Percent	21.10%	6.51%	6.22%
C000047776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)
Average Annual Return, Percent	21.20%	6.51%	6.24%
C000099351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)
Average Annual Return, Percent	21.11%	6.39%	6.12%
C000099350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)
Average Annual Return, Percent	18.92%	5.32%	5.06%
C000099349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)
Average Annual Return, Percent	14.62%	4.99%	5.26%
C000056650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class 1/JFIHX)
Average Annual Return, Percent	6.75%	6.27%	4.68%
C000056647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class A/JFIAX)
Average Annual Return, Percent	3.72%	5.43%	4.10%
C000056649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class C/JFIGX)
Average Annual Return, Percent	4.65%	5.17%	3.59%
C000056651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class I/JFIIX)
Average Annual Return, Percent	6.67%	6.17%	4.61%
C000056652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class NAV/JFIDX)
Average Annual Return, Percent	6.79%	6.32%	4.73%
C000106469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class R6/JFIRX)
Average Annual Return, Percent	6.65%	6.31%	4.73%
C000153967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class R6/JEMIX)
Average Annual Return, Percent	8.59%	2.78%	4.61%
C000082348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class NAV)
Average Annual Return, Percent	8.62%	2.77%	4.62%
C000082347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class I/JMKIX)
Average Annual Return, Percent	8.63%	2.67%	4.50%
C000145673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class C/JMKCX)
Average Annual Return, Percent	6.43%	1.66%	3.47%
C000082346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class A/JMKAX)
Average Annual Return, Percent	3.98%	1.61%	3.79%
C000140586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class A/JIAFX)
Average Annual Return, Percent	4.75%	5.03%	4.57%
C000140587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class C/JIAGX)
Average Annual Return, Percent	7.85%	5.19%	4.29%
C000140588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class I/JIAIX)
Average Annual Return, Percent	9.94%	6.24%	5.34%
C000219602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class NAV)
Average Annual Return, Percent	10.12%	6.39%	4.90%
C000140589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class R6/JIASX)
Average Annual Return, Percent	10.05%	6.35%	5.45%
Without Sales Load [Member] | C000218634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge
Average Annual Return, Percent	3.83%	(0.03%)	2.44%
Without Sales Load [Member] | C000218633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge
Average Annual Return, Percent	4.51%	0.60%	2.76%
Without Sales Load [Member] | C000085587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge
Average Annual Return, Percent	4.93%	1.76%	2.63%
Without Sales Load [Member] | C000085588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge
Average Annual Return, Percent	4.20%	1.03%	1.92%
Without Sales Load [Member] | C000099350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge
Average Annual Return, Percent	19.88%	5.32%	5.06%
Without Sales Load [Member] | C000099349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge
Average Annual Return, Percent	20.68%	6.07%	5.80%
Without Sales Load [Member] | C000056647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge
Average Annual Return, Percent	6.43%	5.96%	4.36%
Without Sales Load [Member] | C000056649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge
Average Annual Return, Percent	5.65%	5.17%	3.59%
Without Sales Load [Member] | C000145673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge
Average Annual Return, Percent	7.43%	1.66%	3.47%
Without Sales Load [Member] | C000082346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge
Average Annual Return, Percent	8.36%	2.43%	4.22%
Without Sales Load [Member] | C000140586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge
Average Annual Return, Percent	9.66%	5.99%	5.05%
Without Sales Load [Member] | C000140587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge
Average Annual Return, Percent	8.85%	5.19%	4.29%
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond (USD Hedged) Index
Average Annual Return, Percent	3.49%	0.29%	2.31%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	16.80%	5.21%	6.92%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	8.59%	1.53%	3.87%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	3.47%	(1.76%)	1.13%
Morningstar LSTA U S Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	7.30%	7.00%	5.36%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.65%
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index
Average Annual Return, Percent	8.36%	5.60%	6.21%
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.87%	3.39%	4.87%